COMMITMENTS	12 Months Ended
Dec. 31, 2018
COMMITMENTS
COMMITMENTS

22.           COMMITMENTS

The following table provides the Company’s gross contractual obligations as of December 31, 2018:

				More than
	1 year	2-3 years	4-5 years	5 years	Total

Principal repayments on loan facility	$80,000	133,333	$266,667	$—	$480,000
Repayment of convertible notes	2,250	4,500	101,116	—	107,866
Interest payments on loan facility(1)	25,186	35,890	12,041	—	73,117
Decommissioning and restoration provision	422	51	—	18,474	18,947
Operating leases	4,571	7,649	1,462	122	13,804
Purchase commitments	5,568	—	—	—	5,568
Finance lease obligation	277	527	35	—	839
	$118,274	$181,950	$381,321	$18,596	$700,141
(1)	Interest payments on the loan facility represent management’s best estimate based on current LIBOR and the Company’s projected applicable margin in accordance with the terms of the loan facility.

(a)  Commitments – Brucejack Mine

The Company and the Nisga’a Nation have entered into a comprehensive Cooperation and Benefits Agreement in respect of the Brucejack Mine. Under the terms of the Agreement, the Nisga’a Nation will provide ongoing support for the development and operation of Brucejack with participation in its economic benefits.

The Brucejack Mine is subject to a 1.2% net smelter returns royalty (“1.2% NSR royalty”) on production in excess of cumulative 503,386 ounces of gold and 17,907,080 ounces of silver. The gold ounce production threshold for the 1.2% NSR royalty was met in December 2018. For the year ended December 31, 2018, $258 (2017 – nil) was expensed to royalties and selling costs in the statement of earnings (loss).

(b)  Commitments – Offtake obligation

Under the offtake agreement, the Company is obligated to sell 100% of refined gold (in excess of any delivered ounces pursuant to the stream obligation) up to 7,067,000 ounces. The final purchase price to be paid by the purchaser will be, at the purchaser’s option, a market referenced gold price in USD per ounce during a defined pricing period before and after the date of each sale.